December 2000

Dear Shareholders:

We are pleased to provide the Annual Report and investment results for the Carl Domino Global Equity Income Fund. During the twelve-month period ending October 31, 2000 the Fund has returned 3.42%.

                                                                     Average Annual Return
 Comparative Investment Returns          Last 12 Months      Since Inception (Dec. 31, 1998)
 ------------------------------         ---------------      --------------------------------
 Carl Domino Global Equity Income Fund       3.42%                  10.82%
 MSCI World Index                            0.09%                   6.19%
 S&P 500                                     5.85%                   9.52%

        Carl Domino Global             MSCI                 S&P 500
        Equity Income Fund          World Index
               $ 12,079.00          $11,166.00             $ 11,819.00
Date
12/31/98       $ 10,000.00          $ 10,000.00            $ 10,000.00
01/31/99       $ 11,070.00          $ 10,223.31            $ 10,395.27
 2/28/99       $ 10,880.00           $ 9,940.12            $ 10,072.37
 3/31/99       $ 11,250.00          $ 10,342.64            $ 10,475.25
 4/30/99       $ 12,160.00          $ 10,739.02            $ 10,880.90
 5/31/99       $ 11,840.00          $ 10,335.29            $ 10,624.32
 6/30/99       $ 12,300.00          $ 10,806.02            $ 11,213.47
 7/31/99       $ 12,020.00          $ 10,762.04            $ 10,863.67
 8/31/99       $ 11,790.00          $ 10,731.21            $ 10,809.91
 9/30/99       $ 11,410.00          $ 10,615.69            $ 10,501.40
10/31/99       $ 11,680.00          $ 11,156.06            $ 11,165.67
11/30/99       $ 11,720.00          $ 11,458.56            $ 11,378.65
12/31/99       $ 12,352.18          $ 12,374.86            $ 12,036.95
 1/31/00       $ 11,836.25          $ 11,655.13            $ 11,432.25
 2/29/00       $ 11,775.55          $ 11,675.49            $ 11,216.05
 3/31/00       $ 12,342.07          $ 12,471.12            $ 12,312.62
 4/30/00       $ 12,099.27          $ 11,932.63            $ 11,942.32
 5/31/00       $ 11,998.11          $ 11,619.34            $ 11,697.16
 6/30/00       $ 11,846.36          $ 11,998.94            $ 11,985.58
 7/31/00       $ 11,573.22          $ 11,649.92            $ 11,798.34
 8/31/00       $ 12,200.44          $ 12,017.65            $ 12,530.74
 9/30/00       $ 12,028.46          $ 11,367.72            $ 11,869.36
10/31/00       $ 12,079.00          $ 11,166.47            $ 11,819.02

This chart assumes a hypothetical initial investment of $10,000 in the Fund, the S&P 500 Index and the MSCI World Index on December 31, 1998 and held through October 31, 2000. The S&P 500 Index and the MSCI World Index are unmanaged indices of common stock prices. Performance figures include the change in value of the stocks in the index and reinvestment of dividends. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

 Over the last year the Fund has favored the energy, financial, and telecommunications sectors. The energy sector has performed well due primarily to rising oil prices. Exploration activity that had been deferred (due to low oil prices of roughly $10 a barrel in 1999) has been accelerating with oil prices now in the $30 plus range. While telecommunications has enjoyed strong growth over the past few years, increased competitive pressure has continued to erode earnings and made this a difficult sector of the economy. Our telecommunications stocks as a whole have been disappointing this year.

As we look back over the past year, the global economy faced a number of challenges. The Euro, which was created to stimulate the European economy, has been under a great deal of pressure and has lost almost 15% of its value since its inception. This not only has hurt European buying power, but it has also caused earning problems for US companies selling in Europe. Europe has lagged behind the US with high unemployment, sluggish economies, and lower productivity.

In the US the previous Federal Reserve rate increases look like they will cause a "soft landing" and not trigger a recession. As a result, the Federal Reserve probably will not need to raise interest rates in the near term. S&P 500 earnings growth is projected to be in the respectable 12% range, and profit growth should be continuing. Demand is relatively healthy; it appears that productivity growth is continuing, and costs are under control. Technological innovation in the communications and computer industries remains healthy.

Our goal is to invest in dividend paying large companies that exhibit reasonable value. These companies, in our view, offer solid price appreciation potential for the year ahead.

Sincerely,


Bruce Honig
Portfolio Manager

Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 2000

Common Stocks - 101.5%                                   Shares         Value

Aerospace / Defense - 1.5%
Honeywell International, Inc.                              300         $ 16,144
                                                                  --------------

Air Delivery, Freight & Parcel Services - 2.8%
United Parcel Service, Inc. - Class B                      500           30,375
                                                                 ---------------

Appliances & Tools - 0.8%
Snap-On, Inc.                                              350            8,947
                                                                  --------------
Auto & Truck Manufacturing - 1.6%
Ford Motor Co.                                             349            9,118
Visteon Corp.                                               26              463
Volvo Aktiebolaget  - Series B (c)                         500            7,812
                                                                 ---------------
                                                                         17,393
                                                                 ---------------
Business Forms & Other Office Supplies - 1.1%
Avery Dennison Corp.                                       250           12,625
                                                                 ---------------
Chemical Manufacturing - 1.9%
DuPont (E.I.) de NeMours & Co.                             176            7,986
PPG Industries, Inc.                                       300           13,388
                                                                 ---------------
                                                                         21,374
                                                                 ---------------
Computer Software & Services - 1.9%
SAP Aktiengesellschaft (c)                                 400           20,400
                                                                ----------------
Conglomerates - 2.7%
E. On AG  (c)                                              200           10,162
Minnesota Mining & Manufacturing Co.                       200           19,325
                                                                 ---------------
                                                                         29,487
                                                                 ---------------
Construction & Agricultural Machinery - 1.6%
Caterpillar, Inc.                                          500           17,531
                                                                 ---------------
Drugs - 6.1%
American Home Products Corp.                               200           12,700
Glaxo Wellcome PLC (c)                                     600           34,912
SmithKline Beecham PLC (c)                                 300           19,556
                                                                 ---------------
                                                                         67,168
                                                                 ---------------
Tektronix Inc. (a)                                        500            35,625
                                                                  --------------
Finance - Miscellaneous - 4.9%
AXA  (c)                                                  300            19,931
Barclays PLC (c)                                          200            23,625
ING Groep N.V. (c)                                        154            10,655
                                                                  --------------
                                                                         54,211
                                                                  --------------

Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 2000 - continued

Common Stocks - continued                              Shares          Value

Healthcare - 3.0%
Baxter International, Inc.                               400           $ 32,875
                                                                  --------------
Insurance - 4.9%
Hartford Financial Services Group, Inc.                  550             40,941
SAFECO Corp.                                             550             13,303
                                                                  --------------
                                                                         54,244
                                                                  --------------
Machinery - Diversified - 0.9%
CNH Global N.V. (c)                                    1,000              9,688
                                                                  --------------
Major Regional Banks / Other Banks - 1.0%
First Union Corp.                                        350             10,609
                                                                  --------------
Metals & Mining - 5.1%
Phelps Dodge Corp.                                       500             23,375
Rio Tinto PLC (c)                                        500             32,563
                                                                  --------------
                                                                         55,938
                                                                  --------------
Money Center Banks - 2.7%
Bank of America Corp.                                    400             19,225
Chase Manhattan Corp.                                    225             10,238
                                                                  --------------
                                                                         29,463
                                                                  --------------
Natural Gas / Utilities - 6.6%

El Paso Energy Corp.                                     700             43,881
Williams Companies, Inc.                                 700             29,269
                                                                  --------------
                                                                         73,150
                                                                  --------------
Oil & Gas - Domestic - 0.9%
Conoco, Inc. - Class B                                   365              9,923
                                                                  --------------
Oil & Gas Equipment / Services / Drilling - 3.2%
Schlumberger Ltd. (d)                                    300             22,837
Transportadora de Gas del Sur S.A. (c)                 1,500             12,656
                                                                  --------------
                                                                         35,493
                                                                  --------------
Oil & Gas - Integrated - 9.1%
Royal Dutch Petroleum Co. (e)                            400             23,750
Shell Transport & Trading Co. PLC (c)                    600             29,513
Texaco, Inc.                                             200             11,812
USX-Marathon Group, Inc.                               1,300             35,344
                                                                  --------------
                                                                        100,419
                                                                  --------------
Oil & Gas - International - 4.5%
BG Group PLC (c)                                        444               9,102
Lattice Group PLC (a) (f)                             2,220               4,738
Total Fina Elf  S.A. (c)                                500              35,813
                                                                  --------------
                                                                        49,653
                                                                  --------------
Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 2000 - continued

Common Stocks - continued                            Shares              Value

Oil Well Services & Equipment - 1.2%
Baker Hughes, Inc.                                      400            $ 13,750
                                                                  --------------
Paper Products - 1.2%
Kimberly-Clark Corp.                                    200              13,200
                                                                 ---------------
Personal & Household Products - 5.9%
Avon Products, Inc.                                     500              24,250
Procter & Gamble Co.                                    300              21,431
Unilever PLC (c)                                        714              19,903
                                                                ----------------
                                                                         65,584
                                                               -----------------
Photography / Office Equipment - 1.2%
Eastman Kodak Co.                                       200               8,975
Xerox Corp.                                             500               4,219
                                                                ----------------
                                                                         13,194
                                                                ----------------
Publishing / Business Services - 2.3%
McGraw-Hill Companies, Inc.                             400              25,675
                                                                ----------------
Publishing & Entertainment - 2.3%
News Corp. Ltd. (c)                                     600              25,800
                                                                ----------------
Recreational Activities - 0.8%
Cedar Fair, L.P.                                        500               8,906
                                                                ----------------
Services - Miscellaneous - 1.6%
Block (H&R), Inc.                                       500              17,844
                                                               -----------------
Telecommunications - 13.0%
AT&T Corp.                                            1,100              25,506
British Telecommunications PLC (c)                      150              17,850
Global Crossing Ltd. (a)                                500              11,812
Nippon Telegraph & Telephone Corp. (c)                  400              18,275
SBC Communications, Inc.                                500              28,844
Telecom Italia S.p.A. (c)                               200              23,500
Verizon Communications                                  200              11,563
VersaTel Telecom International N.V. (a) (c)             300               6,000
                                                                  --------------
                                                                        143,350
                                                                  --------------
TOTAL COMMON STOCKS (Cost $ 1,029,680)                              $ 1,120,038
                                                                  --------------
Carl Domino Global Equity Income Fund
Schedule of Investments - October 31, 2000 - continued

                                                      Principal
                                                        Amount           Value
Money Market Securities - 11.0%
Firstar Treasury Fund, 5.55% (b) (Cost $121,452)       121,452        $ 121,452
                                                                   -------------
TOTAL INVESTMENTS - 112.5%  (Cost $1,151,132)                         1,241,490
                                                                   -------------
Liabilities in excess of other assets - (12.5)%                        (138,353)
                                                                   -------------
 TOTAL NET ASSETS - 100.0%                                           $ 1,103,137
                                                                   =============
(a) Non-income producing
(b) Variable rate security; the coupon rate shown represents the rate at October 31, 2000.
(c) American Depositary Receipt
(d) Ordinary Shares
(e) New York Registry Shares
(f) Represents foreign ordinary shares; the exchange rate used was $1.4520 per GBP on October 31, 2000.

Carl Domino Global Equity Income Fund                                             October 31, 2000
Statement of Assets & Liabilities

Assets
Investment in securities, at value (cost $1,151,132)                                   $ 1,241,490
Dividends receivable                                                                         1,073
Interest receivable                                                                            628
Other receivable                                                                               209
                                                                                 ------------------
     Total assets                                                                        1,243,400

Liabilities
Accrued investment advisory fee payable                               $ 1,419
Payable to custodian                                                  138,844
                                                              -----------------
     Total liabilities                                                                     140,263
                                                                                 ------------------
Net Assets                                                                             $ 1,103,137
                                                                                 ==================
Net Assets consist of:
Paid in capital                                                                        $ 1,020,479
Accumulated undistributed net investment income                                              9,335
Accumulated net realized loss on investments                                               (17,035)
Net unrealized appreciation on investments                                                  90,358
                                                                                 ------------------

Net Assets, for 92,427 shares                                                          $ 1,103,137
                                                                                 ==================
Net Asset Value

Net Assets
Offering price and redemption price per share ($1,103,137 / 92,427)                        $ 11.94
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.


Carl Domino Global Equity Income Fund
Statement of Operations
For the year ended October 31, 2000

Investment Income
Dividend income                                                                          $ 26,707
Interest income                                                                             2,750
                                                                                 ------------------
Total Income                                                                               29,457

Expenses
Investment advisory fee                                              $ 18,948
Trustees' fees                                                          1,196
                                                                 ---------------
Total Expenses before Reimbursement                                    20,144
Reimbursed expenses                                                    (1,196)
                                                                 ---------------
Total Operating Expenses                                                                   18,948
                                                                                 ------------------
Net Investment Income                                                                      10,509
                                                                                 ------------------
Realized & Unrealized Gain (Loss)
Net realized gain on investment securities                              2,293
Change in net unrealized appreciation (depreciation)
   on investment securities                                            33,253
                                                                 ---------------
Net realized and unrealized gain on investment securities                                   35,546
                                                                                 ------------------
Net increase in net assets resulting from operations                                      $ 46,055
                                                                                 ==================

See accompanying notes which are an integral part of the financial statements.

Carl Domino Global Equity Income Fund
Statement of Changes In Net Assets

                                                                            Year ended           Period ended
                                                                         October 31, 2000      October 31, 1999  (a)
                                                                         -----------------     ------------------
Increase/(Decrease) in Net Assets
Operations
  Net investment income                                                          $ 10,509               $ 14,817
  Net realized gain (loss) on investment securities                                 2,293                (19,328)
  Change in net unrealized appreciation (depreciation)                             33,253                 57,105
                                                                         -----------------     ------------------
  Net increase in net assets resulting from operations                             46,055                 52,594
                                                                         -----------------     ------------------
Distributions
   From net investment income                                                     (15,991)                     0
   From net realized gain                                                               0                      0
                                                                         -----------------     ------------------
   Total distributions                                                            (15,991)                     0
                                                                         -----------------     ------------------
Share Transactions
  Net proceeds from sale of shares                                                      0              1,382,789
  Shares issued in reinvestment of distributions                                   15,991                      0
  Shares redeemed                                                                (268,401)              (109,900)
                                                                         -----------------     ------------------
  Net increase (decrease) in net assets resulting
  from share transactions                                                        (252,410)             1,272,889
                                                                         -----------------     ------------------
Total increase (decrease) in net assets                                          (222,346)             1,325,483
Net Assets
  Beginning of period                                                           1,325,483                      0
                                                                         -----------------     ------------------
  End of period [including accumulated undistributed net
    investment income of $9,335 and $14,817, respectively]                    $ 1,103,137            $ 1,325,483
                                                                         =================     ==================

(a) December 31, 1998 (commencement of operations) to October 31, 1999
See accompanying notes which are an integral part of the financial statements.

Carl Domino Global Equity Income Fund
Financial Highlights

                                                                         Year ended             Period ended
                                                                        October 31, 2000    October 31, 1999 (a)
                                                                     --------------------  -------------------
Selected Per Share Data
Net asset value, beginning of period                                        $ 11.68                  $ 10.00
                                                                     ---------------        -----------------
Income from investment operations
  Net investment income                                                        0.10                     0.14
  Net realized and unrealized gain                                             0.30                     1.54
                                                                     ---------------        -----------------
Total from investment operations                                               0.40                     1.68
                                                                     ---------------        -----------------
Distributions to shareholders
  From net investment income                                                  (0.14)                    0.00
  From net realized gain                                                       0.00                     0.00
                                                                     ---------------        -----------------
Total distributions                                                           (0.14)                    0.00
                                                                     ---------------        -----------------
Net asset value, end of period                                              $ 11.94                  $ 11.68
                                                                     ===============        =================
Total Return                                                                  3.42%                   16.80% (b)

Ratios and Supplemental Data
Net assets, end of period (000)                                              $1,103                   $1,325
Ratio of expenses to average net assets                                       1.50%                    1.50% (c)
Ratio of expenses to average net assets
   before reimbursement                                                       1.59%                    1.55% (c)
Ratio of net investment income to
   average net assets                                                         0.83%                    1.42% (c)
Ratio of net investment income to
   average net assets before reimbursement                                    0.74%                    1.37% (c)
Portfolio turnover rate                                                      11.65%                   28.34% (c)

(a) December 31, 1998  (commencement  of operations) to October 31, 1999
(b) For periods of less than a full year, total returns are not annualized
(c) Annualized
See accompanying notes which are an integral part of the financial statements.

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                                October 31, 2000



NOTE 1.  ORGANIZATION

     Carl Domino Global Equity Income Fund (the "Fund") was organized as a series of the AmeriPrime Funds (the "Trust) on October 28, 1998 and commenced operations on December 31, 1998. The Trust is established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund's investment objective is to provide long-term growth of capital together with current income. The Declaration of Trust permits the Board of Trustees (the "Board") to issue an unlimited number of shares of beneficial interest of separate series without par value.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     Securities Valuations - Securities, which are traded on any exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, and the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, subject to review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                          October 31, 2000 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. As of October 31, 2000, loss carryovers totaled $17,035, expiring in 2007.

     Dividends and Distributions - The Fund intends to comply with federal tax rules regarding distribution of substantially all of its net investment income and capital gains. These rules may cause multiple distributions during the course of the year.

     Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Fund retained Northern Trust Investments, Inc. (the "Adviser") to manage the Fund's investments. On April 29, 2000, a majority of shareholders of Carl Domino Global Equity Income Fund approved the selection of Northern Trust Investments, Inc. ("NTI") as the new investment adviser to the Fund, effective May 1, 2000. On that date, NTI acquired substantially all of the assets of Carl Domino Associates, L.P. ("Domino LP"), the Fund's former investment adviser, and converted Domino LP into a division of NTI known as Northern Trust Value
Investors ("NT Value"). The portfolio manager of the Fund, John Wagstaff-Callahan, is now a portfolio manager with NT Value and remained responsible for the day-to-day management of the Fund's portfolio through September, 2000. Bruce Honig became the portfolio manager for the Fund beginning in October, 2000 and is now responsible for the day-to-day management of the Fund's portfolio.

     Total votes at the shareholder meeting were as follows:

         For Approval:              114,817
         Against Approval:            0
         Abstain:                     0

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                          October 31, 2000 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Adviser a fee of 1.50% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the year ended October 31, 2000, the Adviser received a fee of $18,948 from the Fund. The Adviser has voluntarily agreed to reimburse other expenses to the extent necessary to maintain total operating expenses at the rate of 1.50%. For the year ended October 31, 2000, the Adviser reimbursed expenses of $1,196. There is no assurance that such reimbursement will continue in the future.

     Effective October 12, 2000, AmeriPrime Financial Services, Inc. and Unified Fund Services, Inc. ("Unified"), both wholly owned subsidiaries of Unified Financial Services, Inc., merged with one another. Prior to the merger, AmeriPrime Financial Services, Inc. served as Administrator to the Fund. The result of this merger is now Unified Fund Services, Inc., still a wholly owned subsidiary of Unified Financial Services, Inc.

     The Fund retains Unified to manage the Fund's business affairs and provide the Fund with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency, and fund accounting fees on behalf of the Fund per the management agreement. The Fund retains AmeriPrime Financial Securities, Inc. (the "Distributor), a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal Distributor of the Fund's shares. There were no payments made to the Distributor for the year ended October 31, 2000. Certain members of management of Unified Fund Services, Inc. and the Distributor are also trustees and/or officers of the Trust.

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                          October 31, 2000 - continued

NOTE 4.  SHARE TRANSACTIONS

     As of October 31, 2000, there were an unlimited number of authorized shares for the Fund. Paid in capital at October 31, 2000 was $1,020,479.

     Transactions in shares were as follows:

                                                               For the period December 31, 1998
                             For the year                     (Commencement of Operations)
                        Ended October 31, 2000                  through October 31, 1999

                          Shares           Dollars               Shares        Dollars
Shares sold                 0              $   0                 123,489      $1,382,789

Shares issued in
reinvestment of           1,328             15,991                  0            0
distributions
Shares redeemed         (22,390)          (268,401)              (10,000)       (109,900)
                       ----------        ----------          -------------       --------
                        (21,062)         $(252,410)              113,489       $1,272,889
                         =======          ========               =======        ========

NOTE 5.  INVESTMENTS

     For the year ended October 31, 2000, purchases and sales of investment securities, other than short-term investments, aggregated $142,957 and $381,003, respectively. As of October 31, 2000, the gross unrealized appreciation for all securities totaled $224,849 and the gross unrealized depreciation for all securities totaled $134,491 for a net unrealized appreciation of $90,358. The aggregate cost of securities for federal income tax purposes at October 31, 2000 was $1,151,132.

NOTE 6. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                      Carl Domino Global Equity Income Fund
                          Notes to Financial Statements
                          October 31, 2000 - continued

NOTE 7. RELATED PARTY TRANSACTIONS

     The Adviser is not a registered broker-dealer of securities and thus does not receive commissions on trades made on behalf of the Fund. The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2000, Carl J. Domino beneficially owned or controlled, in aggregate, more than 95% of the Fund.

NOTE 8. SUBSEQUENT EVENTS

   Effective December 31, 2000, AmeriPrime Financial Securities, Inc. sold substantially all of its assets to Unified Financial Securities, Inc. Both companies are wholly owned subsidiaries of Unified Financial Services, Inc. Effective as the same date, the Fund retained Unified Financial Securities, Inc. to act as the principal distributor of its shares. A Trustee and officer of the Trust may be deemed to be an affiliate of Unified Financial Securities, Inc.

INDEPENDENT AUDITOR'S REPORT


To The Shareholders and Board of Trustees
Carl Domino Global Equity Income Fund

We have audited the accompanying statement of assets and liabilities of the Carl Domino Global Equity Fund, including the schedule of portfolio investments as of October 31, 2000, the related statement of operations for the year then ended, the statements of changes in net assets and financial highlights for the year then ended and the period of December 31, 1998 (commencement of operations) through October 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Carl Domino Global Equity Income Fund as of October 31, 2000, the results of their operations for the year then ended, the changes in their net assets and financial highlights for the year then ended, and the period of December 31, 1998 (commencement of operations) through October 31, 1999, in conformity with accounting principles generally accepted in the United States of America.




McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
November 19, 2000